Accounting policies and valuation methods (Details 1) - Standard 1	12 Months Ended
Dec. 31, 2017
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	Amendments to IAS 7 Disclosure Initiative
Effective date	Jan. 01, 2017